Consolidated statement of comprehensive income/(loss) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income/(loss) attributable to owners of the parent	€ 2,212	€ 1,138	€ (532)
Items that may be subsequently reclassified to consolidated statement of operations (net of tax):
Net gains/(losses) on short term investments	8	(3)	14
Net gains/(losses) on cash flow hedging instruments	3	(2)	(13)
Change in foreign currency translation adjustment	(219)	87	(37)
Items not to be subsequently reclassified to consolidated statement of operations (net of tax):
Net gains in the fair value of long term investments held at period-end	443	329	60
Change in fair value of Exchangeable Notes attributable to changes in credit risk	0	(6)	(10)
Other comprehensive income for the year (net of tax)	235	405	14
Total comprehensive income/(loss) for the year attributable to owners of the parent	€ 2,447	€ 1,543	€ (518)